Other financial assets (Schedule of other financial assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current
Derivative assets	$ 7,430	$ 2,736
Restricted cash	437	337
Other current financial assets	7,867	3,073
Non-current
Investments at fair value through profit or loss	11,158	15,669
Total other financial assets	$ 19,025	$ 18,742